Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
3.  Related Party Transactions

Each Partnership’s cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. pays interest on these funds as described in Note 2. Summary of Significant Accounting Policies. Each Partnership pays brokerage and related transaction fees and costs as described in Note 2. Summary of Significant Accounting Policies. MS&Co. acts as the counterparty on all trading of foreign currency forward contracts.  For Charter Campbell, MSCG acts as the counterparty on all trading of options on foreign currency forward contracts.